Goodwill and Other Intangible Assets - Schedule of Other Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Finite-Lived
Accumulated Amortization	$ (2,950,907)	$ (2,366,772)
Intangible Assets
Gross Carrying Amount	6,725,088	6,367,818
Net Carrying Amount	3,774,181	4,001,046
Trade name
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived trade name	$ 17,000	17,000
Customer relationships
Finite-Lived
Weighted Average Remaining Useful Life	12 years
Gross Carrying Amount	$ 5,250,912	5,090,864
Accumulated Amortization	(1,860,484)	(1,536,081)
Net Carrying Amount	$ 3,390,428	3,554,783
Trade names and other
Finite-Lived
Weighted Average Remaining Useful Life	11 years
Gross Carrying Amount	$ 1,457,176	1,259,954
Accumulated Amortization	(1,090,423)	(830,691)
Net Carrying Amount	$ 366,753	$ 429,263